Intangible assets and goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Acquisition of game development studios
Indemnification asset	$ 2,353	$ 2,443
Cubic Games Studio Ltd
Acquisition of game development studios
Expected value of the recognized tax risks	793	789
Lightmap LLC
Acquisition of game development studios
Decrease in indirect tax liability		68
Indemnification asset	1,790	$ 1,679
Change in the indemnification asset since acquisition	$ 111